Business Combination (Schedule of Common Stock after Business Combination) (Details)	Sep. 30, 2012	Aug. 21, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares outstanding after Business Combination
Total common shares outstanding at closing, August 21, 2012	42,881,985	42,534,884	32,000,000	32,329,897